Earnings per share (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2022	2021	2020
Numerator:
Profit after tax	$132,101	$102,617	$116,769
Denominator:
Basic weighted average ordinary shares outstanding	48,891,004	49,765,672	49,726,636
Dilutive impact of equivalent share-based options and RSUs	2,357,573	2,343,077	2,310,304
Diluted weighted average ordinary shares outstanding	51,248,577	52,108,749	52,036,940